Term Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Term Deposit [Abstract]
Term deposits marked as lien with National Company Law Appellate Tribunal	$ 2,974	$ 2,859
Pledged with banks against bank guarantees, bank over draft facility and other facilities	$ 4,989	$ 3,169